Business Combinations (Tables)	12 Months Ended
Dec. 31, 2023
SK m&service Co., Ltd [member]
Statement [LineItems]
Summary of Acquiree
(i)	Summary of the acquiree

Information of acquiree
Corporate name	SK m&service Co., Ltd.
Location	16 th floor, 34, Supyo-ro, Jung-gu, Seoul, Korea
CEO	Park, Jeong-Min
Industry	Database and internet website service

Considerations Transferred Identifiable Assets Acquired and Liabilities Assumed as of the Acquisition Date
(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed as of the acquisition date are as follows:

(In millions of won)
	Amounts
I. Consideration transferred:
Cash and cash equivalents	~~W~~	72,859

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		10,547
Accounts receivable – trade and other, net		76,035
Inventories, net		3,349
Property and equipment, net		27,138
Intangible assets, net		12,462
Goodwill		2,516
Other assets		10,394
Accounts payable – trade and other		(53,894)
Income tax payable		(399)
Lease liabilities		(6,503)
Provisions		(991)
Defined benefit liabilities		(2,739)
Other liabilities		(18,337)

		59,578

III. Capital surplus and others (I - II)	~~W~~	13,281

Studio Dolphin Co Ltd [Member]
Statement [LineItems]
Summary of Acquiree
(i)	Summary of the acquiree

Information of acquiree
Corporate name	Studio Dolphin Co., Ltd.
Location	3 rd floor, 10, Jandari-ro 7an-gil, Mapo-gu, Seoul, Korea
CEO	Kim, Dong-Hee
Industry	Music and sound recording business

Considerations Transferred Identifiable Assets Acquired and Liabilities Assumed as of the Acquisition Date
(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed as of the acquisition date are as follows:

(In millions of won)
	Amounts
I. Consideration transferred:
Cash and cash equivalents	~~W~~	1,500

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		20
Accounts receivable – trade and other		31
Other assets		7
Accounts payable – trade and other		(4)
Short-term borrowings		(2)
Other liabilities		(17)

		35

III. Goodwill (I - II)	~~W~~	1,465

Ylp Inc [Member]
Statement [LineItems]
Summary of Acquiree
(i)	Summary of the acquiree

Information of acquiree
Corporate name	YLP Inc.
Location	1740, Cheongwon-ro, Pyeongtaek-si, Gyeonggi-do, Korea
CEO	Lee, Hyeok-Ju
Industry	Freight forwarders and cargo agents

Considerations Transferred Identifiable Assets Acquired and Liabilities Assumed as of the Acquisition Date
(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed as of the acquisition date are as follows:

(In millions of won)
	Amounts
I. Consideration transferred:
Cash and cash equivalents	~~W~~	55,598
Fair value of shares of Tmap Mobility Co., Ltd.		23,402

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		1,897
Financial instruments		4,000
Accounts receivable – trade and other, net		4,480
Property and equipment, net		431
Intangible assets, net		3,595
Other assets		325
Borrowings		(1,000)
Accounts payable – trade and other		(3,542)
Lease liabilities		(327)
Other liabilities		(48)
Deferred tax liabilities		(327)

		9,484

III. Goodwill (I - II)	~~W~~	69,516

Rokmedia Co., Ltd [member]
Statement [LineItems]
Summary of Acquiree
(i)	Summary of the acquiree

Information of acquiree
Corporate name	Rokmedia Co., Ltd.
Location	3 rd floor, 330, Seongam-ro, Mapo-gu, Seoul, Korea
CEO	Kang, Jun-Gyu / Kim, Jeong-Su
Industry	Publishing and telecommunications retail business

Considerations Transferred Identifiable Assets Acquired and Liabilities Assumed as of the Acquisition Date
(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed as of the acquisition date are as follows:

(In millions of won)
	Amounts
I. Consideration transferred:
Cash and cash equivalents	~~W~~	40,000

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		719
Financial instruments		2,170
Accounts receivable – trade and other, net		1,374
Inventories		933
Other assets		3,212
Short-term loans, net		30
Property and equipment, net		792
Intangible assets, net		2,677
Accounts payable – trade and other		(1,885)
Contract liabilities		(1,401)
Borrowings		(1,485)
Provisions		(385)
Lease liabilities		(56)
Other liabilities		(111)
Deferred tax liabilities		(135)
Income tax payable		(90)

		6,359

III. Goodwill (I - II)	~~W~~	33,641

Good Service Co Ltd [Member]
Statement [LineItems]
Summary of Acquiree
(i)	Summary of the acquiree

Information of acquiree
Corporate name	GOOD SERVICE Co., Ltd.
Location	4 th floor, 54, Daeheung-ro, Mapo-gu, Seoul, Korea
CEO	Kim, Seung-Wook
Industry	Surrogate driving service business and related business

Considerations Transferred Identifiable Assets Acquired and Liabilities Assumed as of the Acquisition Date
(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed as of the acquisition date are as follows:

(In millions of won)
	Amounts
I. Consideration transferred:
Cash and cash equivalents	~~W~~	10,000

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		1,328
Financial instruments		116
Accounts receivable – trade and other, net		1,881
Property and equipment, net		116
Intangible assets, net		3,492
Accounts payable – trade and other		(883)
Other liabilities		(85)
Deferred tax liabilities		(696)
Lease liabilities		(113)

		5,156

III. Goodwill (I - II)	~~W~~	4,844